STOCK OPTIONS AND WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 11 - STOCK OPTIONS AND WARRANTS

On January 1, 2017 the Company entered into a two-year agreement whereby the employee was granted compensation of €1,000 per month and an annual retainer of 25,000 stock options as compensation for being appointed the International Finance Manager of the Company. On January 1, 2018, 25,000 options were granted to the employee. These options have an exercise period of four years with an exercise price of $1.00. In the event that he ceases to work for the Company for any reason, he will be entitled to a pro rata portion of the annual options. The options vest monthly, with a total of 12,500 options fully vested as of June 30, 2018. The options were valued at $242,002 using the Black Scholes Option Pricing Model with the following inputs: stock price on measurement date: $10.20; Exercise price: $1.00; Option term: 4 years; Computed volatility: 120.92%. The fair value of the options will be amortized over a year with $120,006 expensed during the six months ended June 30, 2018.

As of June 30, 2018, there were 74,000 options outstanding and 61,500 options exercisable with expiration dates commencing October 2020 and continuing through January 2022.

A summary of the Company’s option activity during the six months ended June 30, 2018 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2017	49,000	$1.49	3.19	$426,800
Granted	25,000	1.00	4.00	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, June 30, 2018	74,000	$1.32	2.97	376,340

Exercisable, June 30, 2018	61,500	$1.39	2.86	$308,715

As of June 30, 2018, there were 589,600 warrants outstanding and exercisable with expiration dates of May 2023.

A summary of the Company’s warrant activity during the six months ended June 30, 2018 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2017	599,640	$7.65	5.29	$-
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	(10,040)	-	-	-
Balance Outstanding, June 30, 2018	589,600	$7.27	4.88	$75,576

Exercisable, June 30, 2018	589,600	$7.27	4.88	$75,576

On January 5, 2013, the Company granted 96,000 options to a former director, 72,000 of which were forfeited in a subsequent period. The options have an exercise period of four years with an exercise price of $1.00. In the event that the former director ceases to serve on the Board of Directors for any reason, the Director is entitled to a pro-rata portion of the annual options. The options were valued at $43,151 using the Black Scholes Option Pricing Model with the following inputs: stock price on measurement date: $1.80; Exercise price: $1.00; Option term: 4 years; Computed volatility: 448%. On November 4, 2016, the Board of Directors authorized the exercise of stock options held by the former director to purchase 24,000 shares of common stock.

On October 1, 2016 the Company granted 12,000 options to an employee of the Company as compensation for being appointed the US Finance Manager of the Company. The options have an exercise period of four years with an exercise price of $2.00. In the event that he ceases to work for the Company for any reason, he will be entitled to a pro rata portion of the annual options. The options vest monthly with 12,000 options fully vested as of December 31, 2016. The options were valued at $65,290 using the Black Sholes Option Pricing Model with the following inputs: stock price on measurement date: $5.80; Exercise price: $2.00; Option term: 4 years; Computed volatility: 159%. The Company expensed $16,636 as of December 31, 2016. During the year ended December 31, 2017 the Company has expensed an additional $48,655.

On January 1, 2017 the Company entered into an agreement whereby the employee was granted compensation of €1,000 per month and an annual retainer of 25,000 stock options as compensation for being appointed the International Finance Manager of the Company. The options have an exercise period of four years with an exercise price of $1.00. In the event that he ceases to work for the Company for any reason, he will be entitled to a pro rata portion of the annual options. The options vest monthly, with a total of 25,000 options fully vested as of December 31, 2017. The options were valued at $195,307 using the Black Scholes Option Pricing Model with the following inputs: stock price on measurement date: $8.20; Exercise price: $1.00; Option term: 4 years; Computed volatility: 136.76%. The fair value of the options will be amortized over a year with $195,307 expensed during the year ended December 31, 2017.

On January 3, 2017 the Company determined to create an advisory board and appointed Mr. Orestes Varvitsiotes as its first member. Mr. Varvitsiotes is a registered broker dealer who is currently engaged with Aegis Capital Corp. In connection therewith, the Company entered into an Advisory Board Member Consulting Agreement, dated as of January 3, 2017 whereby an annual retainer of 12,000 stock options was granted as compensation for services. The options have an exercise period of five years with an exercise price of $2.00. In the event that he ceases to work for the Company for any reason, he will be entitled to a pro rata portion of the annual options. The options vest monthly, with a total of 12,000 options fully vested as of December 31, 2017. The options were valued at $94,830 using the Black Scholes Option Pricing Model, with the following inputs: stock price on measurement date: $8.20; Exercise price: $2.00; Option term: 5 years; Computed volatility: 155.37%. The fair value of the options will be amortized over the year with $94,830 expensed during the year ended December 31, 2017.

A summary of the Company’s option activity during the year ended December 31, 2017 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2015	24,000	$1.00	1.02	$-
Granted	12,000	2.00	4.00	-
Forfeited	-	-	-	-
Exercised	(24,000)	1.00	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2016	12,000	$2.00	3.75	$-
Granted	37,000	1.32	3.33	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2017	49,000	$1.49	3.19	$426,800

Exercisable, December 31, 2017	49,000	$1.49	3.19	$426,800

In connection with a private placement that took place on April 7, 2017, the Company issued warrants for a total of 10,040 common shares of the Company at a 1:1 ratio for shares purchased by investors (See Note 4). The warrants were valued using the Black Scholes valuation model with stock prices ranging from $7.60 to $8.50, exercise price of $30.00, volatility ranging from 76.66% to 90.86% based on the Company’s stock price, an expected term of 1 year and a risk free rate ranging from 1.07% to 1.11%.

On November 16, 2017, in connection with the Securities Purchase Agreement, the Company issued warrants for 536,000 common shares of the Company (See Note 7). The fair value of the warrants was determined using a Black Scholes valuation model with a stock price of $7.20, exercise price of $7.50, volatility of 169.29% based on the Company’s stock price, an expected term of 5 years and a risk free rate of 1.68%. The relative fair value of the warrants of $1,545,288 was recorded as a discount to the Notes and as additional paid in capital and the expense will be amortized over the two-year term of the underlying Notes. The warrants will become exercisable on May 16, 2018.

On November 16, 2017 in connection with the $3,350,000 Securities Purchase Agreement (See Note 7), Roth Capital Partners, LLC (“Roth”), as the Company’s exclusive placement agent, was issued warrants for 53,600 common shares of the Company. The fair value of the warrants was determined using a Black Scholes valuation model with a stock price of $7.20, exercise price of $5.00, volatility of 169.29% based on the Company’s stock price, an expected term of 5 years and a risk free rate of 1.68%. The value of the warrants of $368,003 was recognized as interest expense during the year ended December 31, 2017. The warrants will become exercisable on May 16, 2018.

The significant assumptions used to determine the fair values of warrants issued, using a Black-Scholes valuation model are as follows:

	December 31, 2017	December 31, 2016
Market value of underlying stock	$7.20-$8.50	-
Volatility	76.66%-169.29%	-
Expected term (in years)	1 – 5.5	-
Risk-free interest rate	1.07% - 1.68%	-
Expected dividend yield	None	-

A summary of the Company’s warrant activity for the years ending December 31, 2017 and 2016 is as follows:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2015	-	$-	-	$-
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2016	-	$-	-	$-
Granted	599,640	7.65	5.29	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2017	599,640	$7.65	5.29	$1,725,921

Exercisable, December 31, 2017	10,040	$30.00	.30	$-